Convertible Senior Notes	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Convertible Senior Notes
15.	CONVERTIBLE SENIOR NOTES
iQIYI 2023 Convertible Senior Notes
On December 4, 2018, iQIYI issued US$750 million convertible senior notes ( “iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-
annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019. The iQIYI 2023 Convertible Notes will mature on December 1, 2023 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2023 Convertible Notes is 37.1830 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2023 Convertible Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the iQIYI 2023 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading

days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2023 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In 2021, iQIYI redeemed US$747 million aggregate principal amount of the iQIYI 2023 Convertible Notes as requested by the holders. Following settlement of the repurchase, the repurchase amount which was fully accreted was derecognized and US$3 million (equivalent to RMB22 million) aggregate principal amount of the iQIYI 2023 Convertible Notes remained outstanding and was included in “Convertible senior notes, current portion” as of December 31, 2022 as it will mature on December 1, 2023.
In connection with the issuance of the iQIYI 2023 Convertible Notes, iQIYI purchased capped call options (the “2023 Capped Call”) on iQIYI’s ADS with certain counterparties at a price of US$68 million. The counterparties agreed to sell to iQIYI up to approximately 28 million of iQIYI’s ADSs upon iQIYI’s exercise of the 2023 Capped Call. The exercise price is equal to the iQIYI 2023 Convertible Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of iQIYI upon conversion of the iQIYI 2023 Convertible Notes and/or offset any potential cash payments that iQIYI is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.
iQIYI 2025 Convertible Senior Notes
On March 29, 2019, iQIYI issued US$1.2 billion convertible senior notes (“iQIYI 2025
Convertible Notes”). The
iQIYI 2025 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019. The iQIYI 2025 Convertible Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2025 Convertible Notes is
33.0003
of iQIYI’s ADS per US$
1,000
principal amount of the iQIYI 2025 Convertible Notes (which is equivalent to an initial conversion price of approximately US$
30.30
per ADS). Prior to October 1, 2024, the iQIYI 2025 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least
20
trading days (whether or not consecutive) during a period of
30
consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to
130
% of

the
conversion price; (2) during the
five
business day period after any
ten
consecutive trading day period in which the trading price per US$1,000 principal a mount of notes was less than
98
%
of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2025 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require iQIYI to repurchase all or a portion of the iQIYI 2025 Convertible Notes for cash on
April 1, 2023
, or upon a fundamental change, at a repurchase price equal to
100
% of the principal amount, plus accrued and unpaid interest.
In connection with the issuance of the iQIYI 2025 Convertible Notes, iQIYI purchased capped call options (the “2025 Capped Call”) on iQIYI’s ADS with certain counterparties at a price of US$85 million. The counterparties agreed to sell to iQIYI up to approximately 40 million of iQIYI’s ADSs upon iQIYI’s exercise of the 2025 Capped Call. The exercise price is equal to the iQIYI 2025 Convertible Notes’ initial conversion price and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of iQIYI upon conversion of the iQIYI 2025 Convertible Notes and/or offset any potential cash payments that iQIYI is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.
iQIYI 2026 Convertible Senior Notes
On December 21, 2020, iQIYI issued US$800 million convertible senior notes and offered an additional US$100 million principal amount simultaneously, pursuant to the underwriters’ option to purchase additional notes. On January 8, 2021, the additional US$100 million principal amount was issued pursuant to the underwriters’ exercise of their option. The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “iQIYI 2026 Convertible Notes”) are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021. The iQIYI 2026 Convertible Notes will mature on December 15, 2026 unless redeemed, repurchased or converted prior to such date.
The initial conversion rate of the iQIYI 2026 Convertible Notes is 44.8179 of iQIYI’s ADS per US$1,000 principal amount of the iQIYI 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the iQIYI
2026 Convertible Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least

20
trading days (whether or not consecutive) during a period of
30
consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to
130
%
of the conversion price; (2) during th
e
five
business day period after any
ten
consecutive trading day period in which the trading price per US
$
1,000
principal amount of notes was less than
98
%
of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if iQIYI calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the iQIYI 2026 Convertible Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following iQIYI’s delivery of a notice of a tax redemption, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The holders may require iQIYI to repurchase all or a portion of the iQIYI 2026 Convertible Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
iQIYI PAG Convertible Senior Notes
On December 30, 2022, iQIYI issued US$
500
 million convertible senior notes (the “iQIYI PAG Notes”), pursuant to the definitive agreements entered with PAGAC IV-1 (Cayman) Limited, PAG Pegasus Fund LP and/or their affiliates (collectively, the “Investors”) in August 2022. The iQIYI PAG Notes are senior, secured obligations of iQIYI by certain collateral arrangements, and interest is payable quarterly
 i
n cash at a rate of
6.00
% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023. The iQIYI PAG Notes will mature on the fifth anniversary of the issuance date unless redeemed, repurchased or converted prior to such date. IQIYI offered an additional US$
50
 million principal amount of the iQIYI PAG Notes simultaneously, pursuant to the Investors’ option to purchase additional notes (Note 27).
The iQIYI PAG Notes will be convertible at the holder’s option at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date and subject to the terms of the iQIYI PAG Notes, at an initial conversion rate of
216.9668
 A
DS per US$
1,000
principal amount of the iQIYI PAG Notes (which is equivalent to an initial conversion price of approximately US$
4.61

per ADS). Following a make-whole fundamental change that occurs prior to the maturity date, iQIYI will increase the conversion rate for a holder who elects to convert its notes in connection with such make-whole fundamental change.
Holders of the iQIYI PAG Notes have the right to require iQIYI to repurchase for cash all or part of their Notes, at a repurchase price equal to 120 % and
130
 %

of the principal amount of the iQIYI PAG Notes on or shortly after the third anniversary of the issuance date and the fifth anniversary of the issuance date, respectively. Upon the closing of the transaction, the investors have appointed the executive chairman of PAG, as a member to the board of directors, a member of the compensation committee and a non-voting member of the audit committee of iQIYI pursuant to their rights in the definitive agreements.
T
he repayments of iQIYI PAG Notes are guaranteed by equity interests of certain subsidiaries of iQIYI and collateralized by all the cash consideration related to certain contracts for which

RMB
750

million

(US$
109

million) cash consideration has been received as of December 31, 2022 and reported as long-term restricted cash balances. (Note 9).
Under the terms of the indentures governing the iQIYI 2023 Convertible Notes, iQIYI 2025 Convertible Notes, iQIYI 2026 Convertible Notes and iQIYI PAG Notes, events of default include:

(i)	default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days;

(ii)
default in the payment of principal for the iQIYI 2023 Convertible Notes, iQIYI 2025 Convertible Notes and iQIYI 2026 Convertible Notes when due and payable, or repurchase amount for the iQIYI PAG Notes when due;

(iii)	failure by iQIYI to comply with its obligation to convert the Convertible Notes upon exercise of a holder’s conversion right for a period of five business days ;

(iv)
failure by iQIYI to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days;

(v)	failure by iQIYI to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture;

(vi)
failure by iQIYI for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective Convertible Notes then outstanding has been received by iQIYI to comply with any of other agreements contained in the respective Convertible Notes or the indenture;

(vii)
default by iQIYI or its significant subsidiaries (defined in Article 1, Rule
1-02
of Regulation
S-X),
with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency), for the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes, the iQIYI 2026 Convertible Notes or in excess of US$100 million (or an equivalent amount in foreign currency) for the iQIYI PAG Notes, resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days;

(viii)
a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) for the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes or the payment of US$100 million (or an equivalent amount in foreign currency) for the iQIYI PAG Notes rendered against iQIYI or any of its significant subsidiaries;

(ix)	iQIYI or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and

(x)
an involuntary case or other proceeding shall be commenced against iQIYI or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days.

The indentures for the iQIYI 2023 Convertible Notes, iQIYI 2025 Convertible Notes, iQIYI 2026 Convertible Notes and iQIYI PAG Notes (collectively as the “iQIYI Notes”) define a “fundamental change” to include, among other things: (i) any person or group gaining control of iQIYI, (ii) any recapitalization, reclassification or change of iQIYI’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of iQIYI approving any plan or proposal for the liquidation or dissolution of iQIYI; (iv) iQIYI’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in iQIYI being legally prohibited from operating substantially all of the business operations conducted by iQIYI being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities.
Upon the occurrence of an event of default which includes default on principal payment of the iQIYI 2025 Notes when due on April 1, 2023, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of
(
or, in the case of the iQIYI PAG notes,
120% or 130% of the principal amount for
such notes, as the case may be, depending on the date of occurrence of the event of default
),
and accrued and unpaid interest on, all the outstanding Convertible Senior Notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. iQIYI may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the Convertible Senior Notes will have the right, at their option, to require iQIYI to repurchase all of their Convertible Senior Notes or any portion of the principal amount (or, in the case of the iQIYI PAG notes, 120% or 130
% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, iQIYI may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2022, there was no such event of default or fundamental change.
Accounting for Convertible Senior Notes
Adoption of ASU 2020-06
In August 2020, the FASB issued ASU No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. The Group adopted ASU 2020-06 on January 1, 2022, using a modified retrospective transition method, which resulted in a cumulative-effect adjustment to decrease the opening balance of additional paid-in capital and noncontrolling interests on January 1, 2022 by RMB
738 million and RMB309 million respectively, and increase the opening balance of accumulated retained earnings and
convertible senior notes on January 1, 2022 by RMB398 million and RMB636 million
,

with remaining impact shown in accumulated other comprehensive income.
Prior to the adoption of ASU 2020-06, as the conversion option may be settled in cash at iQIYI’s option, the iQIYI 2023 Convertible Notes, iQIYI 2025 Convertible Notes and iQIYI 2026 Convertible Notes were separated into liability and equity components in accordance with ASC subtopic
470-20,
Debt with Conversion and Other Options (“
ASC
470-20”).
The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in
capital. The difference between the principal amount of each of the iQIYI Notes and the liability component was considered debt discount and was amortized using the effective interest rate method to accrete the discounted carrying value of the iQIYI Notes to its face value on the put dates of the iQIYI Notes. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts of liability and equity components determined aforementioned.
After the adoption of ASU 2020-06, as the iQIYI Notes were not issued at a substantial premium, all of the proceeds received from the issuance of the iQIYI Notes are recorded as a liability on the consolidated balance sheet in accordance with ASC 470-20. That is, no portion of the proceeds from issuing the iQIYI Notes are attributed to the conversion option at inception. The difference between the principal amount of each of the iQIYI Notes and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value of the iQIYI Notes to its face value (120% of the principal amount for the iQIYI
PAG
Convertible Notes) on the respective put dates of the iQIYI Notes.
For the years ended December 31, 2020, 2021 and 2022, the effective interest rates of the iQIYI Notes were as follows:

	For the years ended December 31,
	2020	2021	2022
	%	%	%
The iQIYI 2023 Convertible Notes	7.04%	7.04%	4.41%
The iQIYI 2025 Convertible Notes	6.01%	6.01%	2.48%
The iQIYI 2026 Convertible Notes	6.94%	6.94%	4.53%
The iQIYI PAG Convertible Notes	N/A	N/A	12.27%

The cost of the 2023 Capped Call and 2025 Capped Call of
US$68
million and US
$85
million were recorded as a reduction of the Company’s additional paid-in capital and non-controlling interests on the consolidated balance sheets with no subsequent changes in fair value recorded.
The net proceeds from the issuance of the iQIYI 2023 Convertible Notes, iQIYI 2025 Convertible Notes, iQIYI 2026 Convertible Notes and iQIYI PAG Notes were
US$737 million, US$1.2
billion,
US$884 million and US$492 million, after deducting underwriting discounts and offering expenses of US$13 million, US$21 million, US$16 million and US$8 million from the initial proceeds of US$750 million, US$1.2 billion,
US$900 million and US$500 million, respectively.
The carrying amount of the iQIYI Notes as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	13,403	17,986	2,608
Less: unamortized debt discount	751	112	17
Net carrying amount	12,652	17,874	2,591

Equity component:
Carrying amount	1,793	360	52

For the years ended December 31, 2020, 2021 and 2022, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	365	557	404	59
Amortization of the discount and issuance costs	434	559	66	9
Total	799	1,116	470	68
As of December 31, 2022, the liability component of the iQIYI 2025
Convertible
Notes, iQIYI 2026
Convertible
Notes and iQIYI
PAG
Notes will be accreted up to the principal amount of US$1.2 billion, US$900 million and US$600 million (120% of the principal amount of iQIYI
PAG
Notes) over a remaining period of 0.25 years, 1.59 years and 3.00 years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.
The aggregate amounts upon scheduled maturities of RMB22 million (US$3 million), RMB8.3 billion (US$1.2 billion), RMB6.2 billion (US$902 million) and RMB4.5 billion (US$651 million) of the iQIYI 2023 Notes, iQIYI 2025 Notes, iQIYI 2026 Notes and iQIYI PAG
Notes will be repaid when they become due in 2023, 2025, 2026 and 2028, respectively, assuming there is no conversion of the iQIYI Notes, no redemption of the iQIYI
Notes prior to their maturities, the convertible senior notes bondholders hold the iQIYI Notes until their maturities and iQIYI elects to fully settle the iQIYI Notes in cash.